INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Investment value		$ 27,585	[1]	$ 23,780	[1]	$ 20,309	$ 17,914
Profit and loss		$ 3,963		$ 3,012		$ 2,588
Redbanc S.A. [Member]
Disclosure of associates [line items]
Ownership interest		33.43%		33.43%		33.43%
Investment value		$ 2,537		$ 2,184
Profit and loss		$ 353		$ 373		$ 215
Transbank S.A. [Member]
Disclosure of associates [line items]
Ownership interest		25.00%		25.00%		25.00%
Investment value		$ 14,534		$ 12,510
Profit and loss		$ 2,024		$ 1,302		$ 1,256
Centro de Compensacion Automatizado [Member]
Disclosure of associates [line items]
Ownership interest		33.33%		33.33%		33.33%
Investment value		$ 1,589		$ 1,353
Profit and loss		$ 236		$ 248		$ 212
Sociedad interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Ownership interest		29.29%		29.29%		29.29%
Investment value		$ 1,087		$ 938
Profit and loss		$ 235		$ 195		$ 213
Camara Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[2],[3],[4],[5]	15.00%		14.93%		14.23%
Investment value	[2],[3],[4],[5]	$ 909		$ 866
Profit and loss	[2],[3],[4],[5]	$ 66		$ 98		$ 127
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Ownership interest		20.00%		20.00%		20.00%
Investment value		$ 3,098		$ 2,781
Profit and loss		$ 317		$ 230		$ 323
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Ownership interest		12.90%		12.90%		12.90%
Investment value		$ 1,911		$ 1,469
Profit and loss		$ 442		$ 247		$ 225
Servicios de infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[2],[3]	12.07%		12.07%		11.11%
Investment value	[2],[3]	$ 1,489		$ 1,378
Profit and loss	[2],[3]	115		132		$ (115)
Associates [Member]
Disclosure of associates [line items]
Investment value		27,154		23,479
Profit and loss		3,788		2,825		2,456
Bladex [Member]
Disclosure of associates [line items]
Investment value	[1]	136		136
Profit and loss	[1]	25		26		25
Stock Exchanges [Member]
Disclosure of associates [line items]
Investment value	[1]	287		157
Profit and loss	[1]	150		161		107
Others [Member]
Disclosure of associates [line items]
Investment value	[1]	8		8
Profit and loss	[1]

[1]	Investments in associates and other companies do not have market prices.
[2]	During the last quarter of 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Servicios de Market Infrastructure OTC SA ", the Bank's share in those companies increased to 14.93% and 12.07% respectively.
[3]	During the third quarter of 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Servicios de Market Infrastructure OTC SA ", the Bank's share in those companies increased to 14.84% and 11.93% respectively.
[4]	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA", the Bank's share increased to 15.00%.
[5]	In October 2015, HSBC Bank Chile sold its ownership share in Camara de Compensacion de Pagos de Alto Valor S.A. to Banco Santander Chile, increasing our participation to 14.23%.